Related Party Transactions (Details) - USD ($)												3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 17, 2025	Oct. 06, 2025	Jun. 30, 2025	Jun. 06, 2025	Apr. 17, 2025	Feb. 28, 2025	Oct. 29, 2024	Aug. 01, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023	Mar. 31, 2026	Jan. 31, 2026	Mar. 31, 2025	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Mar. 12, 2026	Mar. 31, 2022
Related Party Transaction [Line Items]
Incurred costs												$ 3,435,684		$ 1,546,865				$ 7,010,223		$ 2,987,852
Construction in progress												370,781,608						362,667,293
Fair value adjustment related to promissory note												$ 4,564,500						(209,916,200)
Stock issued during period shares acquisitions (in Shares)				10,000,000
Accrued interest																		20,271,633
Convertible issued																		$ 100,000,000
Debt conversion, description		the Company converted both notes to shares of Class A common stock. At the same time, the Company recorded a loss of fair value on the derivatives associated with the $2,000,000 and $4,000,000 notes for $187,396 and $247,386.										The provisions of the notes call for the conversion of the notes to shares at a discount to the 5-day VWAP (volume weighted average price) of shares upon issuance. Upon issuance, the Company recorded the fair value for this conversion feature (a derivative) of $187,396 and $247,386 for the $2,000,000 and $4,000,000 notes, respectively.						The provisions of the notes, call for the conversion of the notes to shares at a discount to the 5-day VWAP (volume weighted average price) of shares upon issuance. As a result, the Company recorded the fair value for this conversion feature (a derivative) of $187,396 and $247,386 for the $2,000,000 and $4,000,000 notes, respectively.
Loss on fair value derivative		$ 187,396
Convertible notes payable												$ 45,000
Convertible notes payable						$ 100,000,000
Number of new share of common stock (in Shares)						10,000,000
Conversion price (in Dollars per share)												$ 10						$ 10
Share based compensation incurred																		$ 7,941,754		0
GL [Member]
Related Party Transaction [Line Items]
Fair value adjustment related to promissory note																		(240,000)		0
XCF and GL [Member]
Related Party Transaction [Line Items]
Loans payable												$ 356,426						356,426
Fair value adjustment related to promissory note																		$ 300,000		0
Principal amount					$ 2,500,000
Net proceeds from convertible debt					$ 300,000
Debt instrument description					(i) 10 business days from the date of Legacy XCF entering into any transaction or series of related transactions, including any equity or debt financing, that results in gross proceeds to the Company of at least $15,000,000 and that directly or indirectly results in the Company’s refinancing, repayment, or restructuring of any portion of its secured debt obligations (“Qualified Financing Event”), unless extended in writing by mutual consent of Legacy XCF and GL or (ii) an event of default (as specified in the promissory note).
Stock issued during period shares acquisitions (in Shares)					3,431,096
Issuance of debt					$ 40,531,000
Interest rate												10.00%						10.00%
Accrued interest												$ 86,128						$ 77,340
EEME Energy SPVILLC [Member]
Related Party Transaction [Line Items]
Convertible notes payable	$ 1,200,000
Accrued interest	13.30%
Randy Soule [Member]
Related Party Transaction [Line Items]
Ownership percentage												100.00%						100.00%
Encore DEC LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage																								100.00%
Incurred costs												$ 0		$ 1,115,400				$ 0		0
Expenses paid												0						142,000		51,732
Outstanding payable												16,701,982						16,701,982		38,932,248
Construction in progress												103,473,847						103,473,847		96,412,822
DevvStream Corp [Member]
Related Party Transaction [Line Items]
Fair value adjustment related to promissory note								$ 454,571					$ (1,474,301)		$ (497,355)	$ (3,757,599)	$ (9,223)		$ (1,728,392)
Net proceeds from convertible debt																	67,650		9,400,650		883,516
Number of new share of common stock (in Shares)							9,176		2,549	6,372	9,176
Conversion price (in Dollars per share)																							$ 0.7258
Accrued liabilities													6,345,889			6,345,889			7,059,064
Share based compensation incurred																75,081			488,569
Accrued interest																557,401	76,601		305,592		19,024
Stock issued to consideration for services															$ 585,155		$ 585,155		585,155
DevvStream Corp [Member] | Directors and Officers [Member]
Related Party Transaction [Line Items]
Accrued liabilities													$ 90,318			90,318			794,990		$ 478,072
Related Party [Member] | DevvStream Corp [Member]
Related Party Transaction [Line Items]
Accrued wages																230,435			698,890
Management fees																97,000			279,000
Accrued interest																$ 125,242			$ 228,518
Shares issued (in Shares)																			55,729
Stock issued to consideration for services																			$ 585,155
Randy Soule [Member]
Related Party Transaction [Line Items]
Other receviables												$ 728,218						728,218
GL [Member]
Related Party Transaction [Line Items]
Loans payable	$ 1,200,000					$ 1,200,000																$ 2,350,000
Debt instrument, maturity date range, start																						Aug. 14, 2023
Debt instrument, maturity date range, end																						Nov. 20, 2023
Balance due for this loan	$ 2,350,000																	2,350,000		$ 2,350,000
Loan payable bears interest amount																		240,000
Convertible Note Purchase Agreement [Member] | EEME Energy SPVILLC [Member]
Related Party Transaction [Line Items]
Fair value adjustment related to promissory note																		25,291
Debt instrument description			The Company may sell additional notes to EEME Energy, provided that the aggregate amount does not exceed $7,500,000, and the convertible notes can only be issued for up to one year from the Initial Closing. In connection with the execution of the note purchase agreement, the Company agreed to pay 750,000 shares of the Company’s Class A common stock as an arrangement fee and 200,000 of the Company’s Class A common stock as an advisory fee, which is payable at the Initial Closing (collectively, the “Fee Shares to related party”). At issuance the Company recorded $1,425,000 in expenses for the Fee Shares to related party. This expense was recorded in general and administrative expenses in the consolidated statements of operations. EEME Energy has elected to convert an aggregate of $6,000,000 of the Convertible Promissory Note (including any interest accrued thereon) into shares of Class A common stock of New XCF. The Company has elected the fair value option for valuing this note payable to related party (the “EMEE Energy Note”).
Convertible issued			$ 2,000,000
Convertible percentage			13.30%
Additional convertible note			$ 4,000,000
Fair value																		$ 6,276,423
Common Class A [Member]
Related Party Transaction [Line Items]
Debt conversion, description		the Company converted both notes to shares of Class A common stock. At the same time, the Company recorded a loss of fair value on the derivatives associated with the $2,000,000 and $4,000,000 notes for $187,396 and $247,386, respectively.
Common Class A [Member] | XCF and GL [Member]
Related Party Transaction [Line Items]
Stock issued during period shares (in Shares)	8,656,245